Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures
Transactions and balances with associates and joint ventures are set out in the table below:

	2019 £ million	2018 £ million	2017 £ million
Income statement items
Sales	9	10	10
Purchases	28	29	32
Balance sheet items
Group payables	12	3	4
Group receivables	2	2	1
Loans payable	6	6	6
Loans receivable	55	59	31
Cash flow items
Loans and equity contributions, net	32	37	14

Schedule of amounts incurred by entity for provision of key management personnel services

	2019 £ million	2018 £ million	2017 £ million
Salaries and short-term employee benefits	10	10	10
Annual incentive plan	10	10	9
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	20	15	9
Post employment benefits	3	2	2
Termination benefits	—	—	2
	44	38	33

(i)    Time-apportioned fair value of unvested options and share awards.

Schedule of directors remuneration

	2019 £ million	2018 £ million	2017 £ million
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	2	3	3
Non-Executive Directors' fees	1	1	1
Share option exercises(i)	2	—	2
Shares vesting(i)	13	1	4
Post employment benefits(ii)	1	1	1
	21	8	13

(i)	Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.
(ii)    Includes a cash allowance in lieu of pension contributions.